Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2025

Shares		Value
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 17.2%
	INTERNET 17.2%
86,000	Alphabet, Inc. Class A	$20,906,600
47,000	Meta Platforms, Inc. Class A	34,515,860
16,000	Netflix, Inc.(1)	19,182,720
90,000	Roku, Inc.(1)	9,011,700
		83,616,880
CONSUMER DISCRETIONARY 10.9%
	AUTO MANUFACTURERS 4.7%
380,000	Rivian Automotive, Inc. Class A(1)(2)	5,578,400
39,000	Tesla, Inc.(1)	17,344,080
		22,922,480
	ENTERTAINMENT 1.4%
175,000	DraftKings, Inc. Class A(1)	6,545,000
	INTERNET 4.8%
80,000	Amazon.com, Inc.(1)	17,565,600
1,100	Booking Holdings, Inc.	5,939,197
		23,504,797
		52,972,277
FINANCIALS 12.7%
	DIVERSIFIED FINANCIALS 6.5%
59,000	Coinbase Global, Inc. Class A(1)	19,911,910
34,000	Visa, Inc. Class A	11,606,920
		31,518,830
	INTERNET 6.2%
210,000	Robinhood Markets, Inc. Class A(1)	30,067,800
		61,586,630
HEALTHCARE 11.5%
	BIOTECHNOLOGY 5.8%
335,000	Exelixis, Inc.(1)	13,835,500
60,000	Insmed, Inc.(1)	8,640,600
14,000	Vertex Pharmaceuticals, Inc.(1)	5,482,960
		27,959,060
	HEALTHCARE PRODUCTS 2.0%
175,000	Exact Sciences Corp.(1)	9,574,250
	PHARMACEUTICALS 3.7%
4,500	Eli Lilly & Co.	3,433,500
32,000	Madrigal Pharmaceuticals, Inc.(1)(2)	14,677,120
		18,110,620
		55,643,930
INDUSTRIALS 4.3%
	INTERNET 4.3%
215,000	Uber Technologies, Inc.(1)	21,063,550
INFORMATION TECHNOLOGY 43.1%
	COMPUTERS 2.6%
26,000	Crowdstrike Holdings, Inc. Class A(1)	12,749,880
	INTERNET 1.7%
56,000	Shopify, Inc. Class A(1)	8,322,160
	SEMICONDUCTORS 17.6%
115,000	Advanced Micro Devices, Inc.(1)	18,605,850
65,000	ARM Holdings PLC ADR(1)(2)	9,196,850
Shares		Value
COMMON STOCKS 99.7% (continued)
INFORMATION TECHNOLOGY 43.1% (continued)
	SEMICONDUCTORS 17.6% (continued)
50,000	Broadcom, Inc.	$16,495,500
219,000	NVIDIA Corp.	40,861,020
		85,159,220
	SOFTWARE 21.2%
40,000	AppLovin Corp. Class A(1)	28,741,600
95,000	CoreWeave, Inc. Class A(1)	13,000,750
32,000	Microsoft Corp.	16,574,400
55,000	Salesforce, Inc.	13,035,000
7,000	ServiceNow, Inc.(1)	6,441,960
52,000	Strategy, Inc.(1)(2)	16,754,920
34,000	Workday, Inc. Class A(1)	8,184,820
		102,733,450
		208,964,710
TOTAL COMMON STOCKS (Cost $213,141,942)		483,847,977
SHORT-TERM INVESTMENTS 2.1%
	MONEY MARKET FUNDS 2.1%
2,175,272	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(3)	2,175,272
8,153,169	State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,153,169
		10,328,441
TOTAL SHORT-TERM INVESTMENTS (Cost $10,328,441)		10,328,441
TOTAL INVESTMENTS IN SECURITIES 101.8% (Cost $223,470,383)		$494,176,418
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.8)%		(8,695,806)
NET ASSETS(5) 100.0%		$485,480,612

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $31,015,401.
(3)	Rate reflects 7 day yield as of September 30, 2025.
(4)
Securities with an aggregate market value of
$31,015,401 were out on loan in exchange for
$8,153,169 of cash collateral as of September 30, 2025.
The collateral was invested in a cash collateral
reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$223,470,383, aggregate gross unrealized appreciation
was $272,420,176, aggregate gross unrealized
depreciation was $1,714,141 and the net unrealized
appreciation was $270,706,035.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.